Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
COMPARATIVE STOCK DATA (UNAUDITED)

	2014			2013
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$118.31	$107.91	$0.590	$93.59	$83.55	$0.535
Second quarter	$120.09	$113.10	$0.590	$97.55	$91.05	$0.535
Third quarter	$115.93	$103.79	$0.590	$112.00	$93.80	$0.535
Fourth quarter	$117.24	$99.17	$0.590	$113.80	$102.76	$0.590
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2014 Quarters				2013 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$14,745	$17,191	$16,168	$16,996	$14,399	$16,006	$15,462	$16,759
Gross margin	4,055	4,260	4,702	4,636	3,934	4,454	4,442	4,475
Net income attributable to common shareowners	1,213	1,680	1,854	1,473	1,266	1,560	1,432	1,463
Earnings per share of Common Stock:
Basic—net income	$1.35	$1.87	$2.07	$1.64	$1.40	$1.73	$1.59	$1.62
Diluted—net income	$1.32	$1.84	$2.04	$1.62	$1.39	$1.71	$1.57	$1.60